INTEREST PAYABLE (Tables)	6 Months Ended
Jun. 30, 2025
Other Income and Expenses [Abstract]
SCHEDULE OF INTEREST PAYABLE

Interest payable consists of the following:

	June 30,	December 31,
	2025	2024
	US$	US$
Interest payable for Convertible Promissory Note	71,918	343,151
Interest payable for Filecoin borrowed as initial pledge for Filecoin mining business	51,432	75,854
Total interest payable	123,350	419,005